Deposits - Composition of Deposits (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Deposits [Abstract]
Noninterest-bearing deposits	$ 84,116	$ 84,158
Interest-bearing deposits
Interest checking	132,217	127,188
Money market savings	192,118	206,805
Savings accounts	65,733	45,389
Time deposits	48,032	54,769
Total interest-bearing deposits	438,100	434,151
Total deposits	$ 522,216	$ 518,309